List of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Disclosure of the principal subsidiaries of the Company
The following list contains the material subsidiaries of the Group at December 31, 2023 and 2022 are as follows:

Name of subsidiaries	Place of incorporation/ operation	Issued and fully paid share capital	Proportion of nominal value of issue capital held by the Company				Principal activities
			2023		2022
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Prenetics Limited	Hong Kong	HK$415,276,716	—	100	—	100	Genetic and diagnostic health testing
Prenetics EMEA Limited*	United Kingdom	GBP76,765.81	—	100	—	100	Genetic and diagnostic health testing
ACT Genomics Holdings Company Limited (note 34)	Cayman Islands	$16,713	74.39	—	74.39	—	Precise cancer genetic testing services
ACT Genomics Co., Ltd.	Taiwan	TWD455,080,000	—	74.33	—	74.33	Precise cancer genetic testing - services
ACT Genomics (Hong Kong) Limited	Hong Kong	HK$775,000	—	74.39	—	74.39	Precise cancer genetic testing - services
Sanomics Limited	Hong Kong	HK$500,000	—	74.39	—	74.39	Precise cancer genetic testing - services
MC Diagnostics Limited	United Kingdom	GBP1,164	—	74.39	—	74.39	Sales of medical diagnostics products
* The entity is classified under discontinued operation during the year.
The following table summaries the information relating each of the Group's subsidiaries that has material non-controlling interests, before any intra-group eliminations.

2023
ACT Genomics
Non-controlling interests percentage	25.61%

2023
Non-current assets	$28,072,665
Current assets	18,267,042
Non-current liabilities	(3,666,563)
Current liabilities	(7,752,718)

Equity attributable to equity shareholder of the parent Company	25,977,305
Equity attributable to non-controlling interests	8,943,121

2023
Revenue	$17,085,906
Expenses	(25,054,425)
Loss for the year	$(7,968,519)
Loss attributable to equity shareholder of the parent Company	$(5,927,781)
Loss attributable to non-controlling interests	(2,040,738)
Loss for the year	$(7,968,519)
Other comprehensive income attributable to equity shareholder of the parent Company	$534,723
Other comprehensive income attributable to non-controlling interests	184,087
Other comprehensive income for the year	$718,810
Total comprehensive income attributable to equity shareholder of the parent Company	$(5,393,058)
Total comprehensive income attributable to non-controlling interests	(1,856,651)
Total comprehensive income for the year	$(7,249,709)
Net cash outflow from operating activities	$(10,519,097)
Net cash outflow from investment activities	(522,742)
Net cash outflow from financing activities	(1,469,418)
Net cash outflow	$(12,511,257)
Dividends paid to non-controlling interests	$—